Description of Business and Organisation - Schedule of Condensed Financial Statement (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 236,883,282	$ 45,302,622	$ 17,016,700	$ 1,904,345
Prepayments and other current assets	15,725,424	3,930,306
Total current assets	253,375,001	53,462,854
Non-current assets
Property and equipment, net	1,241,756	453,923
Total assets	254,616,757	54,116,777
Current liabilities
Accounts payable	1,573,784	724,487
Accrued expenses and other current liabilities	6,148,486	1,576,530
Total current liabilities	21,082,097	8,311,891
Total liabilities	$ 21,082,097	$ 8,311,891
FYXTech BVI and Shenzhen Yale [Member]
Current assets
Cash and cash equivalents			7,601,027
Prepayments and other current assets			476,880
Total current assets			8,077,907
Non-current assets
Property and equipment, net			1,771
Loans to shareholders			10,260,950
Total assets			18,340,628
Current liabilities
Accounts payable			33,832
Accrued expenses and other current liabilities			127,867
Total current liabilities			161,699
Total liabilities			$ 161,699